Related Parties Balances and Transactions (Income (Expenses) from Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income:
Sales	$ 433	$ 1,120	$ 329
Costs and expenses:
Financing expense	$ 50	$ 45	$ 73